Description of Business	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business

1. Description of Business

Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a business of owning and operating a fleet of gas carriers. At December 31, 2017, the Company owned and operated 38 gas carriers (the “Vessels”) each having a cargo capacity of between 20,085 cbm and 38,000 cbm, of which 31 were semi-refrigerated, and seven were fully-refrigerated vessels.